SUBSEQUENT EVENTS - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
Proceeds received from disposal of equity investments		$ 9,497	$ 0
Cixi Hollysys [Member]
SUBSEQUENT EVENTS
Proceeds received from disposal of equity investments	$ 5,187
Cixi Hollysys [Member] | Maximum [Member]
SUBSEQUENT EVENTS
Proceeds received from disposal of equity investments	$ 16,331